                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VLI Separate Account-3.

         Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

         The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

         We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.

                             /s/ Joseph J. Gasper
                             Joseph J. Gasper, President

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         129,722 shares (cost $719,633) ................................................     $    856,167
      American Century VP - American Century VP Balanced (ACVPBal)
         2,433 shares (cost $17,449) ...................................................           20,045
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         7,094 shares (cost $74,200) ...................................................           68,673
      American Century VP - American Century VP International (ACVPInt)
         4,061 shares (cost $23,401) ...................................................           27,779
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,715 shares (cost $33,294) ...................................................           42,817
      Dreyfus Stock Index Fund (DryStkIx)
         12,831 shares (cost $258,979) .................................................          330,411
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         374 shares (cost $10,434) .....................................................           10,432
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         40 shares (cost $886) .........................................................              838
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         20,469 shares (cost $416,354) .................................................          496,978
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         11,224 shares (cost $338,461) .................................................          416,428
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         4,309 shares (cost $52,212) ...................................................           58,519
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         905 shares (cost $16,108) .....................................................           17,377
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         6,727 shares (cost $104,062) ..................................................          121,147
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         17,676 shares (cost $285,823) .................................................          352,462
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         292,838 shares (cost $3,699,741) ..............................................        6,211,085
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         143,822 shares (cost $1,566,643) ..............................................        1,636,693
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         352,888 shares (cost $352,888) ................................................          352,888
      Nationwide SAT - Small Company Fund (NSATSmCo)
         3,833 shares (cost $53,202) ...................................................           60,756
      Nationwide SAT - Total Return Fund (NSATTotRe)
         994,142 shares (cost $11,255,329) .............................................       16,284,051
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         78,073 shares (cost $1,203,317) ...............................................        1,389,702

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         1,895 shares (cost $50,274) ........................................................        57,882
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         709 shares (cost $9,831) ...........................................................        10,012
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,502 shares (cost $106,327) .......................................................       133,940
      Oppenheimer VAF - Bond Fund (OppBdFd)
         346 shares (cost $4,044) ...........................................................         4,115
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         2,647 shares (cost $46,783) ........................................................        56,568
      Oppenheimer VAF - Growth Fund (OppGro)
         15 shares (cost $501) ..............................................................           500
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         455 shares (cost $6,950) ...........................................................         7,736
      Strong Opportunity Fund II, Inc. (StOpp2)
         5,303 shares (cost $97,249) ........................................................       115,069
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,667 shares (cost $29,763) ........................................................        32,090
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,272 shares (cost $14,318) ........................................................        11,855
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         146 shares (cost $1,557) ...........................................................         1,607
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         799 shares (cost $11,076) ..........................................................         8,786
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,025 shares (cost $16,909) ........................................................        16,109
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         1,320 shares (cost $20,609) ........................................................        20,921
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,296 shares (cost $27,098).........................................................        24,081
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         3,297 shares (cost $44,877) ........................................................        54,335
                                                                                               ------------
            Total assets ....................................................................    29,310,854
ACCOUNTS PAYABLE ............................................................................           248
                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 8) ............................................................  $ 29,310,606
                                                                                               ============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                                              1997               1996               1995
                                                         ------------        -----------        -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ..........................       $    452,251            447,134            455,368
   Mortality and expense charges (note 3) ........           (208,160)          (159,468)          (119,641)
                                                         ------------        -----------        -----------
      Net investment activity ....................            244,091            287,666            335,727
                                                         ------------        -----------        -----------

   Proceeds from mutual fund shares sold .........          2,224,444          1,904,080          2,252,228
   Cost of mutual funds sold .....................         (1,729,172)        (1,696,815)        (2,113,393)
                                                         ------------        -----------        -----------
      Realized gain on investments ...............            495,272            207,265            138,835
   Change in unrealized gain on investments ......          4,439,699          2,051,092          2,274,433
                                                         ------------        -----------        -----------
      Net gain on investments ....................          4,934,971          2,258,357          2,413,268
                                                         ------------        -----------        -----------
   Reinvested capital gains ......................            845,589            830,186            629,145
                                                         ------------        -----------        -----------
         Net increase in contract owners'
            equity resulting from operations .....          6,024,651          3,376,209          3,378,140
                                                         ------------        -----------        -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners          4,453,849          4,940,306          4,661,075
   Surrenders ....................................           (747,816)          (641,251)          (427,125)
   Death benefits (note 4) .......................            (28,333)            (6,306)           (11,836)
   Policy loans (net of repayments) (note 5) .....           (891,821)          (635,496)          (212,115)
   Deductions for surrender charges (note 2d) ....           (166,341)          (145,828)           (71,008)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)         (2,036,264)        (2,089,346)        (2,073,851)
                                                         ------------        -----------        -----------
         Net increase in equity transactions .....            583,274          1,422,079          1,865,140
                                                         ------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          6,607,925          4,798,288          5,243,280
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         22,702,681         17,904,393         12,661,113
                                                         ------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............       $ 29,310,606         22,702,681         17,904,393
                                                         ============        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);

            American Century VP - American Century VP Advantage (ACVPAdv)
              (formerly TCI Portfolios - TCI Advantage)
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP International (ACVPInt)
              (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);

            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

            Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

            Nationwide SAT - Government Bond Fund (NSATGvtBd)

            Nationwide SAT - Money Market Fund (NSATMyMkt)

            Nationwide SAT - Small Company Fund (NSATSmCo)

            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);

            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)

            Neuberger & Berman AMT - Limited Maturity Bond Portfolio
            (NBAMTLMat)

            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

            Oppenheimer VAF - Bond Fund (OppBdFd)

            Oppenheimer VAF - Global Securities Fund (OppGlSec)

            Oppenheimer VAF - Growth Fund (OppGro)

            Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II, Inc.)


         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);

            Strong VIF - Strong Discovery Fund II (StDisc2)

            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

            Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
              (formerly Van Eck WIT - Gold and Natural Resources Fund)

         Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

            Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
              (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

         Portfolios of the Warburg Pincus Trust;

            Warburg Pincus Trust - International Equity Portfolio (WPIntEq)

            Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

            Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds except for American Century VP - American Century VP Value, Fidelity VIP-III - Growth Opportunities Portfolio, Morgan Stanley - Emerging Markets Debt Portfolio and Warburg Pincus Trust - Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income.

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         -        Beginning unit value - Jan. 1

         -        Reinvested capital gains and dividends
                  (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         -        Unrealized gain (loss)
                  (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         -        Asset charges
                  (This amount reflects the decrease in the unit value due to the charge discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                   ANNUAL
     Contract owners' equity represented by:        UNITS        UNIT VALUE                        RETURN
                                                   --------      ----------                       --------
American Century VP -
 American Century VP Advantage .............        27,087       $15.906088       $   430,848        12%

American Century VP -
 American Century VP Advantage
   Initial Funding by Depositor (note 1a) ..        25,000        17.013707           425,343        13%

American Century VP -
 American Century VP Balanced ..............         1,192        16.822481            20,052        15%

American Century VP -
 American Century VP Capital Appreciation ..         4,670        14.709822            68,695        (4)%

American Century VP -
 American Century VP International .........         1,983        13.994328            27,751        18%

The Dreyfus Socially Responsible
 Growth Fund, Inc. .........................         1,942        22.067304            42,855        27%

Dreyfus Stock Index Fund ...................        14,960        22.086039           330,407        32%

Dreyfus VIF - Capital Appreciation Portfolio         1,021        10.216196            10,431         2%(a)

Dreyfus VIF - Growth and Income Portfolio ..            73        11.514756               841        15%

Fidelity VIP - Equity-Income Portfolio .....        15,527        32.007773           496,985        27%

Fidelity VIP - Growth Portfolio ............        14,055        29.627929           416,421        22%

Fidelity VIP - High Income Portfolio .......         2,126        27.535006            58,539        17%

Fidelity VIP - Overseas Portfolio ..........         1,025        16.959418            17,383        11%

Fidelity VIP-II - Asset Manager Portfolio ..         5,568        21.747656           121,091        20%

Fidelity VIP-II - Contrafund Portfolio .....        21,431        16.448700           352,512        23%

Nationwide SAT - Capital Appreciation Fund .       252,861        24.563746         6,211,213        33%

Nationwide SAT - Government Bond Fund ......        97,797        16.735906         1,636,721         9%

Nationwide SAT - Money Market Fund .........        27,608        12.754301           352,121         4%

Nationwide SAT - Small Company Fund ........         3,751        16.199871            60,766        16%

Nationwide SAT - Total Return Fund .........       576,775        28.233403        16,284,321        28%

Neuberger & Berman AMT - Balanced Portfolio         78,124        17.788645         1,389,720        19%

Neuberger & Berman AMT - Growth Portfolio ..         2,617        22.117203            57,881        28%

Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ...........           698        14.349688            10,016         6%

                                                                     (Continued)

Neuberger & Berman AMT - Partners Portfolio ...       5,889       22.746051                 133,951        30%

Oppenheimer VAF - Bond Fund ...................         239       17.086434                   4,084         8%

Oppenheimer VAF - Global Securities Fund ......       3,451       16.380762                  56,530        22%

Oppenheimer VAF - Growth Fund .................          48       10.452595                     502         5%(a)

Oppenheimer VAF - Multiple Strategies Fund ....         360       21.450954                   7,722        16%

Strong Opportunity Fund II, Inc. ..............       4,286       26.851737                 115,087        24%

Strong VIF - Strong Discovery Fund II .........       1,759       18.249145                  32,100        11%

Strong VIF - Strong International Stock Fund II       1,233        9.615755                  11,856       (14)%

Van Eck WIT - Worldwide Bond Fund .............         117       13.690999                   1,602         2%

Van Eck WIT -
 Worldwide Emerging Markets Fund ..............         992        8.838307                   8,768       (12)%

Van Eck WIT - Worldwide Hard Assets Fund ......         904       17.834480                  16,122        (2)%

Van Kampen American Capital LIT -
 Morgan Stanley Real Estate
 Securities Portfolio .........................       1,156       18.130321                  20,959        21%

Warburg Pincus Trust -
 International Equity Portfolio ...............       2,130       11.306660                  24,083        (3)%

Warburg Pincus Trust -
 Small Company Growth Portfolio ...............       3,363       16.154327                  54,327        15%
                                                     ======      ==========            ------------

                                                                                       $ 29,310,606
                                                                                       ============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    ACVPAdv        ACVPAdv+        ACVPBal           ACVPCapAp           ACVPInt
                                ------------    ------------   ------------       ------------       ------------
1997***

Beginning unit value - Jan. 1   $  14.210999       15.079515      14.642920          15.327392          11.890858
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .999595        1.062482        .824605            .309262            .408237
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......       .816206         .871710       1.481680           (.805571)          1.802759
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.120712)        .000000       (.126724)          (.121261)          (.107526)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  15.906088       17.013707      16.822481          14.709822          13.994328
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            12%             13%            15%                (4)%               18%
                                ============    ============   ============       ============       ============


1996

Beginning unit value - Jan. 1   $  13.112917       13.802855      13.155049          16.149061          10.477472
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .945920         .998314        .622373           1.812196            .249286
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......       .260998         .278346        .976138          (2.505020)          1.252389
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.108836)        .000000       (.110640)          (.128845)          (.088289)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  14.210999       15.079515      14.642920          15.327392          11.890858
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             8%              9%            11%                (5)%               13%
                                ============    ============   ============       ============       ============


1995

Beginning unit value - Jan. 1   $  11.321934       11.822996      12.526705          15.745499          10.216142
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .411556         .431938        .187655            .000000            .000000
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......      1.477165        1.547921        .482910            .457100            .294719
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.097738)        .000000       (.042221)          (.053538)          (.033389)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  13.112917       13.802855      13.155049          16.149061          10.477472
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            16%             17%             5%(b)              3%(b)              3%(b)
                                ============    ============   ============       ============       ============



                                    DrySRGro        DryStkIx           DryCapAp           DryGrInc        FidVIPEI
                                   -----------   ------------       ------------       ------------    ------------
1997***

Beginning unit value - Jan. 1    17.319589            16.744674          10.000000             9.988034       25.185570
                               -----------         ------------       ------------          ------------       ------------


Reinvested capital gains
and dividends ................     .711304              .963779            .084621              .953991        2.596690
                               -----------         ------------       ------------          ------------      ------------


Unrealized gain (loss) .......    4.197125             4.535869            .168989              .659188        4.456322
                               -----------         ------------       ------------          ------------      ------------


Asset charges ................   (.160714)             (.158283)          (.037414)           (.086457)        (.230809)
                               -----------         ------------       ------------          ------------      ------------


Ending unit value - Dec. 31 ..  22.067304             22.086039          10.216196           11.514756        32.007773
                               -----------         ------------       ------------         ------------      ------------


Percentage increase (decrease)
in unit value*(a) ............         27%                   32%                 2%(b)              15%              27%
                               ===========          ===========       ============          ===========       ============




1996

Beginning unit value - Jan. 1   14.401809             13.775382                 **                 **        22.215745
                               -----------         ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................    .747630               .596225                                               1.025291
                               -----------         ------------       ------------       ------------      ------------


Unrealized gain (loss) .......   2.296912              2.494042                                               2.132663
                               -----------         ------------       ------------       ------------      ------------


Asset charges ................   (.126762)             (.120975)                                              (.188129)
                               -----------         ------------       ------------       ------------      ------------


Ending unit value - Dec. 31 ..  17.319588             16.744674                                              25.185570
                               -----------         ------------       ------------        -----------      ------------


Percentage increase (decrease)
in unit value*(a) ............         20%                   22%                                                   13%
                               ===========         ============       ============       ============      ============




1995


Beginning unit value - Jan. 1   13.083801             12.456650               **                **          19.991986
                                ----------          ------------       ----------        -----------     -------------




Reinvested capital gains
and dividends ................     .396430                .239425                                               .229029
                               -----------          ------------       ---------          -----------     ------------



Unrealized gain (loss) .......   .967071                1.122261                                              2.063681
                               ----------           ------------       ----------         ------------    ------------


Asset charges ................   (.45493)               (.042954)                                             (.068951)
                               -----------          ------------       ------------       ------------    ------------


Ending unit value - Dec. 31 ..   14.401809             13.775382                                             22.215745
                                ----------          ------------       ------------       ------------    ------------

                                        10%(b)                11%(b)                                                11%(b)
                                ==========          ============       ============       ============    ============

Percentage increase (decrease)
in unit value*(a) ............


  * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

 ** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

+ For Depositor, see note 1a.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                  FidVIPGr           FidVIPHI           FidVIPOv           FidVIPAM           FidVIPCon
                                ------------       ------------       ------------       ------------       ------------
1997***

Beginning unit value - Jan. 1   $  24.186560          23.588786          15.324813          18.169993          13.356323
                                ------------       ------------       ------------       ------------       ------------

Reinvested capital gains
and dividends ................       .892486           1.882562           1.332926           2.219812            .411003
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      4.767095           2.267847            .436152           1.518239           2.801162
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.218212)          (.204189)          (.134473)          (.160388)          (.119788)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  29.627929          27.535006          16.959418          21.747656          16.448700
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            22%                17%                11%                20%                23%
                                ============       ============       ============       ============       ============



1996

Beginning unit value - Jan. 1   $  21.256059          20.852993          13.645033          15.982529          11.099135
                                ------------       ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      1.527554           1.902180            .335875           1.051899            .104631
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      1.587071           1.012148           1.459385           1.270941           2.248711
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.184124)          (.178535)          (.115480)          (.135376)          (.096154)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  24.186560          23.588786          15.324813          18.169993          13.356323
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............           14%                13%                12%                14%                20%
                                ============       ============       ============       ============       ============




1995

Beginning unit value - Jan. 1   $  21.077777          19.897254          13.633767          15.029765          10.655665
                                ------------       ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000            .000000            .000000            .000000            .143118
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......       .249916           1.022818            .055055           1.003384            .336322
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.071634)          (.067079)          (.043789)          (.050620)          (.035970)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  21.256059          20.852993          13.645033          15.982529          11.099135
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             1%(b)              5%(b)              0%(b)              6%(b)              4%(b)
                                ============       ============       ============       ============       ============


                                  NSATCapAp       NSATGvtBd       NSATMyMkt       NSATSmCo           NSATTotRe
                                ------------    ------------    ------------    ------------       ------------

1997***

Beginning unit value - Jan. 1      18.410667       15.383251       12.214743       13.915643          21.988773
                                ------------    ------------    ------------    ------------       ------------

Reinvested capital gains
and dividends ................       .749108         .983193         .640005         .442290           1.284328
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      5.577539         .496554         .000000        1.962570           5.164704
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.173568)       (.127092)       (.100447)       (.120632)          (.204402)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     24.563746       16.735906       12.754301       16.199871          28.233403
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            33%              9%              4%             16%                28%
                                ============    ============    ============    ============       ============



1996

Beginning unit value - Jan. 1      14.713230       14.984933       11.714295       11.420759          18.192762
                                ------------    ------------    ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .766553         .930103         .596995         .133983           1.217547
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      3.061949        (.412550)        .000000        2.463983           2.737018
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.131065)       (.119235)       (.096547)       (.103082)          (.158554)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     18.410667       15.383251       12.214743       13.915643          21.988773
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            25%              3%              4%             22%                21%
                                ============    ============    ============    ============       ============




1995

Beginning unit value - Jan. 1      11.465403       12.720514       11.176411       10.000000          14.205723
                                ------------    ------------    ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .653781         .903001         .629782         .017475           1.413734
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      2.696528        1.472503         .000000        1.418968           2.703396
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.102482)       (.111085)       (.091898)       (.015684)          (.130091)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     14.713230       14.984933       11.714295       11.420759          18.192762
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            28%             18%              5%             14%(b)             28%
                                ============    ============    ============    ============       ============

   * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                  NBAMTBal        NBAMTGro           NBAMTLMat          NBAMTPart          OppBdFd
                                ------------    ------------       ------------       ------------       ------------

1997***

Beginning unit value - Jan. 1   $  15.011230       17.282005          13.551318          17.469360          15.764821
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      1.007641        1.519798            .799524            .868124           1.051063
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      1.902952        3.476793            .110278           4.571636            .400626
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.133178)       (.161393)          (.111432)          (.163069)          (.130076)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  17.788645       22.117203          14.349688          22.746051          17.086434
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            19%             28%                 6%                30%                 8%
                                ============    ============       ============       ============       ============



1996

Beginning unit value - Jan. 1   $  14.157643       15.962482          13.096811          13.591346          15.164813
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      2.170851        1.448641           1.102543            .554011            .975830
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......     (1.201214)        .003774           (.542247)          3.446498           (.253799)
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.116050)       (.132892)          (.105789)          (.122495)          (.122023)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  15.011230       17.282005          13.551318          17.469360          15.764821
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             6%              8%                 3%                29%                 4%
                                ============    ============       ============       ============       ============



1995

Beginning unit value - Jan. 1   $  11.531273       15.674452          12.612894          12.574475          14.319149
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .293664         .000000            .000000            .000000            .451093
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.438125         .341270            .526078           1.059943            .442834
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.105419)       (.053240)          (.042161)          (.043072)          (.048263)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  14.157643       15.962482          13.096811          13.591346          15.164813
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            23%              2%(b)              4%(b)              8%(b)              6%(b)
                                ============    ============       ============       ============       ============




                                  OppGISec         OppGro             OppMult            StOpp2             StDisc2
                                ------------    ------------       ------------       ------------       ------------

1997***

Beginning unit value - Jan. 1      13.457220       10.000000          18.446363          21.575419          16.514861
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .171449         .000000           1.424675           2.199285            .000000
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.875192         .491618           1.740590           3.271150           1.874039
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.123099)       (.039023)          (.160674)          (.194117)          (.139755)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     16.380762       10.452595          21.450954          26.851737          18.249145
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            22%              5%(b)             16%                24%                11%
                                ============    ============       ============       ============       ============



1996

Beginning unit value - Jan. 1      11.542134              **          16.100377          18.408627          16.514850
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000                           1.226905            .866384           3.367146
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.014545                           1.256649           2.458870          (3.238459)
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.099459)                          (.137568)          (.158462)          (.128676)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     13.457220                          18.446363          21.575419          16.514861
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            17%                                15%                17%                 0%
                                ============    ============       ============       ============       ============



1995

Beginning unit value - Jan. 1      11.943012              **          15.453572          17.177125          15.320395
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000                            .337996            .082118            .211565
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      (.362402)                           .360634           1.207608           1.035469
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.038476)                          (.051825)          (.058224)          (.052579)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     11.542134                          16.100377          18.408627          16.514850
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............       (3)%(b)                                  4%(b)              7%(b)              8%(b)
                                ============    ============       ============       ============       ============

   * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  StIntStk2       VEWrldBd          VEWrldEMkt      VEWrldHAs            MSRESec
                                ------------    ------------       ------------    ------------       ------------
1997***

Beginning unit value - Jan. 1   $  11.208230       13.479157          10.078948       18.284590          15.045195
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .471812         .436884            .040323         .797803           2.048475
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......     (1.974108)       (.118284)         (1.191572)      (1.099846)          1.165854
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................      (.090179)       (.106758)          (.089392)       (.148067)          (.129203)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..  $   9.615755       13.690999           8.838307       17.834480          18.130321
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............           (14)%             2%               (12)%            (2)%               21%
                                ============    ============       ============    ============       ============



1996

Beginning unit value - Jan. 1   $  10.236021       13.253457                 **       15.612002          10.792212
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .051144         .361660                            .331277            .289441
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......      1.009533        (.030793)                          2.482492           4.059026
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................      (.088468)       (.105167)                          (.141181)          (.095484)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..  $  11.208230       13.479157                          18.284590          15.045195
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             9%              2%                                17%                39%
                                ============    ============       ============    ============       ============



1995

Beginning unit value - Jan. 1            **       $  13.012850               **       15.406908          10.203521
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................                       .245483                            .075481            .092168
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......                       .038021                            .180118            .530496
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................                      (.042897)                          (.050505)          (.033973)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..                  $  13.253457                          15.612002          10.792212
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............                             2%(b)                              1%(b)              6%(b)
                                ============    ============       ============    ============       ============

                                     WPIntEq           WPSmCoGr
                                  ------------       ------------
1997***

Beginning unit value - Jan. 1        11.660648          14.080553
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .724094            .000000
                                  ------------       ------------


Unrealized gain (loss) .......        (.979169)          2.190720
                                  ------------       ------------


Asset charges ................        (.098913)          (.116946)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       11.306660          16.154327
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............              (3)%               15%
                                  ============       ============



1996

Beginning unit value - Jan. 1        10.687672          12.461074
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .227366            .000000
                                  ------------       ------------


Unrealized gain (loss) .......         .836487           1.727810
                                  ------------       ------------


Asset charges ................        (.090877)          (.108331)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       11.660648          14.080553
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............               9%                13%
                                  ============       ============



1995

Beginning unit value - Jan. 1        10.236484          10.233506
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .077521            .000000
                                  ------------       ------------


Unrealized gain (loss) .......         .408042           2.264927
                                  ------------       ------------


Asset charges ................        (.034375)          (.037359)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       10.687672          12.461074
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............               4%(b)             22%(b)
                                  ============       ============

   * An annualized rate of return cannot be determined as:

(a) Asset charges do not include the policy charges discussed in note 2; and

(b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.


See note 7.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998


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